INVESTMENTS IN DIRECT FINANCING LEASES	6 Months Ended
Jun. 30, 2016
Net Investment in Direct Financing and Sales Type Leases [Abstract]
INVESTMENTS IN DIRECT FINANCING LEASES
INVESTMENTS IN DIRECT FINANCING LEASES
As at June 30, 2016, the Company had 12 VLCCs and two Suezmax tankers on charter to Frontline Shipping Limited (“Frontline Shipping”) on long-term, fixed rate time charters which extend for various periods depending on the age of the vessels, ranging from approximately four to 11 years. Frontline Shipping is a subsidiary of Frontline, a related party, and the terms of the charters do not provide them with an option to terminate the charters before the end of their terms. Subsequent to June 30, 2016, one of the above 12 VLCC oil tankers was sold and delivered to its new owner in July 2016 (see Note 18: Subsequent Events).
Also at June 30, 2016, the Company had one offshore suppot vessel chartered on a long-term bareboat charter to Deep Sea Supply Shipowning II AS, a wholly owned subsidiary of Deep Sea Supply BTG AS (“Deep Sea Supply BTG”), which is a joint venture owned 50% by BTG Pactual Oil & Gas Empreendimentos e Particapacoes S.A. (“BTG Pactual”), and 50% by Deep Sea Supply Plc. (“Deep Sea”), a related party. In July 2016, the Company and the charterer agreed amendments to the charter agreements whereby the charter rates are temporarily reduced until May 2018, in exchange for extending the charter period by three years and introducing a 50% profit share on charter revenues earned by the vessels above the new base charter rates. The amendments to the charter rates were effective from June 7, 2016. Also, as part of the amendments to the charter agreements, Deep Sea will join Deep Sea Supply BTG as charter guarantor.
At December 31, 2015, another one of the Company's offshore support vessels was chartered on a long-term bareboat charter to DESS Cyprus Limited, a wholly owned subsidiary of Deep Sea. This vessel was sold in February 2016 (see Note 2: Gain on sale of assets and termination of charters).
The above assets of the Company, i.e. 15 vessels as at June 30, 2016 are accounted for as direct financing leases, all of which are leased to related parties (December 31, 2015: 16 vessels) . The following lists the components of the investments in direct financing leases as at June 30, 2016.

(in thousands of $)	June 30, 2016	December 31, 2015
Total minimum lease payments to be received	747,714	825,460
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(340,027)	(362,959)
Net minimum lease payments receivable	407,687	462,501
Estimated residual values of leased property (un-guaranteed)	193,299	195,238
Less: unearned income	(126,442)	(146,296)
Total investment in direct financing and sales-type leases	474,544	511,443

Current portion	31,634	37,145
Long-term portion	442,910	474,298
	474,544	511,443